Filed with the Securities and Exchange Commission on April 30, 2002

                                        1933 Act Registration File No.   2-10822
                                                     1940 Act File No. 811-00515

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|
                                     ----------

         Post-Effective Amendment No.     58                                 |X|
                                      ------------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.    59                                                 |X|
                       ---------


                           THE WALL STREET FUND, INC.
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

             230 Park Avenue, Suite 1635, New York, New York 10169
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 856-8200

                           Robert P. Morse, President
                           The Wall Street Fund, Inc.
                                 230 Park Avenue
                               New York, NY 10169
                     (Name and Address of Agent for Service)

                        Copies of all communications to:
                           Michael W. Zielinski, Esq.
                           U.S. Bancorp Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

            X     immediately upon filing pursuant to paragraph (b)
         ------

                  on               pursuant to paragraph (b)
         -----       --------------

                  60 days after filing pursuant to paragraph (a)(1)
         ------

                  on ____________ pursuant to paragraph (a)(1)
         ------

                  75 days after filing pursuant to paragraph (a)(2)
         ------

                  on               pursuant to paragraph (a)(2) of Rule 485.
         -------     --------------



If appropriate, check the following box:

[  ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               -------------------
                                   PROSPECTUS
                               -------------------

                                 April 30, 2002



                           THE WALL STREET FUND, INC.
              230 Park Avenue, Suite 1635, New York, New York 10169

                 The Fund seeks to produce growth of capital by
               investing principally in a diversified portfolio of
                         growth-oriented common stocks.



          Please read this Prospectus and keep it for future reference.
         It contains important information, including information on how
    The Wall Street Fund invests and the services it offers to shareholders.



These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                           THE WALL STREET FUND, INC.
                           230 Park Avenue, Suite 1635
                            New York, New York 10169
                         (212) 856-8250 o 1-800-443-4693
                        http://www.thewallstreetfund.com
                        e-mail: mrl@thewallstreetfund.com



                                TABLE OF CONTENTS


                                                                            Page

INVESTMENT OBJECTIVE AND POLICIES..............................................1
RISK FACTORS...................................................................2
PAST PERFORMANCE...............................................................3
FEES & EXPENSES................................................................5
HOW TO PURCHASE SHARES.........................................................5
HOW TO REDEEM SHARES...........................................................7
ADDITIONAL POLICIES ABOUT TRANSACTIONS.........................................9
SHAREHOLDER SERVICES..........................................................10
SHAREHOLDER SERVICING AGREEMENT...............................................10
HOW SHARE PRICE IS DETERMINED.................................................10
MANAGEMENT OF THE FUND........................................................11
DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION...................................11
FINANCIAL HIGHLIGHTS..........................................................12
APPLICATION...................................................Back of Prospectus



                        INVESTMENT OBJECTIVE AND POLICIES


The Wall Street Fund, Inc.'s (the "Fund") primary investment objective is to produce growth of capital by investing principally in a diversified portfolio of common stocks considered by Wall Street Management Corporation (the "Adviser" or "WSMC") to offer prospects of sustained growth in value. The Fund may also hold convertible securities, preferred stocks, U.S. government securities, corporate bonds and foreign securities as deemed appropriate by the Adviser. Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation. The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying and convertible securities. There can be no assurance that the Fund's investment objectives will be achieved.


Investments in general will be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded. Common stock investments may be traded on listed securities exchanges or over the counter without restriction. There is no restriction as to the size of businesses invested in, but the investment adviser intends to maintain a growth-oriented style of investing in a portfolio mixture of small, medium and large capitalization companies, subject to the Fund's investment restrictions and diversification status.

Analytical emphasis is focused on financial ratios such as pre-tax margins, return on equity and cash flow which are actually or expected to be superior to those of the average company. While price earnings ("P/E") ratios are important valuation criteria, there is no limitation or emphasis on high or low P/E stocks. In the opinion of the investment adviser, P/E ratios are important in relation to the aforementioned financial ratios. In addition, the Fund selects convertible securities based on future growth potential and high current income at the time of purchase.

In practical application, the Fund attempts to attain its investment objectives by relying on three fundamental practices:

o    Careful  selection of securities - based on the performance and position of
     individual   companies  and  their   industries   relative  to  alternative
     investments.

o Broad diversification among industries and their companies - fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

o Continuous scrutiny of investments - realization of security values depends upon many factors, including timing, trends of the market, and the economy.

Temporary Investments
The manager may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the Fund may be unable to pursue its investment goal because it may not invest or may invest less in securities of companies that the manager believes are undervalued in the marketplace relative to underlying asset values.


                                  RISK FACTORS

The Fund is not designed to offer a complete or balanced investment program and is not suitable for all investors. Common stocks fluctuate in price. This means that the value of your investment in the Fund will go up and down and you could lose money over short or extended periods of time. The Adviser in order to help achieve diversification of risk, rarely makes investments of more than 3% of the Fund's net asset value at cost in any one security.

Stocks
While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller Companies
Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative. The Fund may also choose to hold investments in companies that were once small and have become larger due to growth in their business.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).


                                PAST PERFORMANCE

The bar chart and table below show the Fund's annual returns and its long-term performance. The bar chart shows how the Fund's return has changed from year to year. The table shows how the Fund's average annual returns for certain periods compare with those of the Russell 2500 Growth Index, a widely recognized index of small stock performance. Both tables assume that all dividends and capital gain distributions have been reinvested in new shares of the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.

After Tax Disclosure

The Wall Street Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases the figure representing "Return After Taxes on Distributions and Sales of Fund Shares" may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information does not apply to your investment.



[GRAPH]

1992            7.61%

1993           13.17%

1994           -4.86%

1995           36.50%

1996           11.45%

1997           -2.37%

1998           31.40%

1999           62.88%

2000            3.41%

2001          -23.15%


                          Best Quarter Q4 `99 = 40.83%

                         Worst Quarter Q3 `01 = -27.77%


Average Annual Total Return as of December 31, 2001:


                                                1 Year     5 Years     10 Years
                                                ------     -------     --------

The Fund Return Before Taxes(1)                -23.15%     10.68%       11.34%
The Fund Return After Taxes                    -23.56%      7.84%        8.38%
The Fund Return After Taxes on Distributions   -14.15%      8.49%        8.60%
and Sales of Fund Shares
Russell 2500 Growth Index(2)                   -10.83%      6.60%        9.49%


-----------
(1)  The Fund was launched on December 23, 1945.


(2) Source: Frank Russell Company. The Russell 2500 Growth Index measures the performances of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index itself measures the performance of the 3,000 largest U.S. companies or 98% of the U.S. equity market.



                                 FEES & EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder Fees (fees paid directly from your investment) . . . . . . . . .NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%(1)

Distribution and Service (12b-1) Fees . . . . . . . . . . . . . . . . . . .NONE


Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1.20%(2)

Total Annual Operating Expenses                                         1.70%
     Less: Fee Waiver/ Expense Reimbursement(3)                         0.02%
Net Annual Operating Expenses                                           1.68%


(1) An annual rate of 0.50% of the Fund's average daily net assets is payable under the Fund's investment advisory agreement with WSMC. See "Management of the Fund."


(2)  Includes a 0.25% shareholder servicing fee.


(3) Pursuant to an expense cap agreement between the Adviser and the Fund, the Adviser has agreed to limit the Fund's total expenses to 2% of the first $10,000,000, 1.50% of the next $20,000,000 and 1% of any balance of the average daily net assets of the fund.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest dividends and distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 Year      3 Years     5 Years      10 Years
          ------      -------     -------      --------
           $171        $530        $913         $1,987




                             HOW TO PURCHASE SHARES

Minimum Initial Investment
You may open a Fund account with a minimum investment of the following amounts:

          o    $1,000 or more for all accounts (including IRA accounts)
          o    $1,000 or more for automatic investment plans


Minimum Additional Investment
You may make subsequent investments to your Fund account at any time with the following minimum:

          o    $100 or more


Good Order Purchase Requests:

When making a purchase request, make sure your request is in good order. "Good order" means your request includes:

|X|  the name of the Fund

|X|  the dollar amount of shares to be purchased

|X|  account application form or investment stub

|X|  check payable to The Wall Street Fund, Inc.


How Purchases Can be Made

Through a           You can purchase shares of the Fund through asset management
broker/dealer       programs   or   services    offered   or   administered   by
or other            broker-dealers,   fee-based  financial  planners,  financial
intermediary        institutions  or other service  providers  that have entered into  agreements  with the Fund.  Once you have  opened your account  with  your  intermediary,  you  must  purchase  all
                    additional   shares   through   your    intermediary.    The
                    intermediary is responsible for sending your purchase order to the Fund's transfer agent and will become the shareholder of record. Please keep in mind that your broker-dealer or other intermediary may charge additional fees for its services.


By mail You can purchase shares of the Fund directly from the Fund's transfer agent, U.S. Bancorp Fund Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "The Wall Street Fund, Inc." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.


                    Regular Mail                                   Overnight Delivery
                    ------------                                   ------------------
                    The Wall Street Fund, Inc.                     The Wall Street Fund, Inc.
                    c/o U.S. Bancorp Fund Services, LLC            c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                                   615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701               Milwaukee, Wisconsin  53202




                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone        To make additional investments by telephone,  you must check
                    the  appropriate  box  on  your  account   application  form
                    authorizing   telephone   purchases.   If  you  have   given
                    authorization  for telephone  transactions  and your account has been open for at least 15 days,  call the Fund toll free at 1-800-443-4693 and you will be allowed to move money from your bank account to your Fund account  upon  request.  Only
                    bank  accounts  held  at  domestic   institutions  that  are
                    Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-800-443-4693 to notify the Fund of the incoming wire using the wiring instructions below:

                         U.S. Bank, N.A.
                         Milwaukee, WI  53202
                         ABA #:  042000013
                         Credit:  U.S. Bancorp Fund Services, LLC
                         Account #:  112-952-137
                         Further Credit: The Wall Street Fund, Inc.
                                         (your name or the title on the account)
                                         (your account #)


Through an          If you intend to use the Automatic  Investment Plan ("AIP"),
automatic           you may open your account with an initial minimum investment
investment          of  $1,000.  Once  your  account  has been  opened,  you may
plan                purchase shares of the Fund through the AIP in amounts of at least  $100.  You can have money  automatically  transferred
                    from  your   checking  or  savings   account  on  a  weekly,
                    bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.

                              HOW TO REDEEM SHARES

You may request redemption of your shares at any time. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents. "Good order" means your letter of instruction includes:

|X|  the name of the Fund

|X|  the dollar amount or the number of shares to be redeemed

|X| signatures of all registered shareholders exactly as the shares are registered

|X|  the account number

How Redemptions Can be Made

Through a           If you  purchased  your shares  through a  broker-dealer  or
broker/dealer       other financial  intermediary,  your redemption order should
or other            be placed  through  the same  organization.  Your  broker or
intermediary        financial   consultant  is  responsible   for  sending  your
                    redemption order to the Fund's transfer agent on a timely basis. Please keep in mind that your broker or financial consultant may charge additional fees for its services.

By mail If you purchased your shares directly from the Fund's transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.



                    Regular Mail                                      Overnight Delivery
                    ------------                                      ------------------
                    The Wall Street Fund, Inc.                        The Wall Street Fund, Inc.
                    c/o U.S. Bancorp Fund Services, LLC               c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                                      615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53201-0701                  Milwaukee, Wisconsin  53202


                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone        If you are  authorized  to  perform  telephone  transactions
                    (either  through  your  account   application   form  or  by
                    subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-800-443-4693. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

By wire To redeem shares by wire, call the Fund at 1-800-443-4693 and specify the amount of money you wish to have wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

Through a           If you own shares  with a value of $15,000 or more,  you may
systematic          participate   in  the   systematic   withdrawal   plan.  The
withdrawal          systematic  withdrawal  plan  allows  you to make  automatic
plan                withdrawals from your Fund account at regular intervals. The minimum withdrawal amount is $250. Money will be transferred from your Fund account to the account you choose on your account application form or be mailed to you in the form of a check. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Signature Guarantees A signature guarantee of each owner is required to redeem shares in the following situations:

|X|  If you change ownership on your account.

|X| When you want the redemption proceeds sent to a different address than that registered on the account.

|X| If the proceeds are to be made payable to someone other than the account's owner(s).

|X| Any redemption transmitted by federal wire transfer to a bank other than your bank of record.

|X| If a change of address request has been received by the Fund's transfer agent within the last 15 days.

|X|  For all redemptions of $50,000 or more from any shareholder account.

Signature  guarantees  are designed to protect both you and the Fund from fraud.
Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission ("SEC"). Notaries cannot provide signature guarantees.

We may waive these requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.

Corporations, Trusts and Other Entities - Additional documentation is normally required in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity. Such documentation may include certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund. Your redemption will not become effective until we have received all documents in the form required. It is your responsibility as the shareholder to maintain such documentation on file and in a current status. If you have questions concerning redemption requirements, please write or telephone us well ahead of an anticipated redemption in order to avoid any possible delay.


                     ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Suspend your right to redeem shares or postpone the date of payment beyond the normal seven-day period under emergency circumstances or when the New York Stock Exchange is closed.

|X| Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

|X| Make a "redemption in kind" (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets. In such cases, you may incur brokerage costs in converting these securities to cash.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.


During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the request to: The Wall Street Fund, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.



                              SHAREHOLDER SERVICES
The following services are also available to shareholders through the Fund's
Adviser:

          o    Uniform Transfers (Gifts) to Minors accounts

          o    Accounts for corporations or partnerships

          o    Prototype   Retirement  Plans  suitable  for  the  self-employed,
               including sole proprietors, partnerships and corporations.

          o    Traditional IRA

          o    Roth IRA


          o    Coverdell   Educational   Savings  Account

          o    Simplified Employee Pensions (SEPs)


To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-800-443-4693.

                         SHAREHOLDER SERVICING AGREEMENT

Effective October 1, 2000, the Fund entered into a shareholder servicing agreement (a "Servicing Agreement") with the Adviser pursuant to which the Adviser may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholder. For services provided under the Servicing Agreement, the Adviser receives fees from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund.


                          HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order (as defined above). The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) except on days on which the New York Stock Exchange (NYSE) is closed for trading. The net asset value per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

If applicable, trading in foreign securities markets is generally completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Fund will be determined as of such times for purposes of determining the net asset value of the Fund. If events which materially affect the value of foreign securities held by the Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above.


                             MANAGEMENT OF THE FUND

The Fund's investment adviser and principal underwriter, WSMC, located at 230 Park Avenue, Suite 1635, New York, NY 10169, was founded in 1954. Together the Adviser and its affiliates manage over $600 million in assets as of March 31, 2002. The Adviser provides research, statistical, advisory and managerial services to the Fund in return for an advisory fee paid monthly.


The person responsible for the Fund's management is Robert P. Morse, President and Sole Director of the Adviser. Mr. Morse has been responsible for the day to day management of the Fund since 1984 and has more than thirty (30) years experience in the investment business with an extensive background in both domestic and international equity and fixed-income markets. Mr. Morse is a co-founder of Morse, Williams & Company, an investment adviser established in 1981 and an affiliate of WSMC. In addition to his responsibilities as President and portfolio management, Mr. Morse serves as the Firm's chief investment strategist. Prior to founding Morse, Williams & Company and managing the Fund, Mr. Morse was a divisional vice-president at American Express and a partner at William G. Campbell & Co.


An annual rate of 0.50% of the Fund's average daily net assets is payable to the Adviser for these services under the Fund's investment advisory agreement. The
Adviser has also agreed to reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest, brokerage fees and extraordinary expenses) over 2.00% of the first $10 million, 1.50% of the next $20 million and 1.00% of any balance of the average daily net assets of the Fund. Before October 1, 2000, the Adviser was entitled to advisory fees under the investment advisory agreement equal to 0.75% of the first $125 million of the Fund's average daily net assets of the Fund on an annualized basis. The advisory fee paid for 2001 as a percentage of average net assets was 0.50%.



                   DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral. Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. The Fund expects that, because of its investment objective, its distributions will consist primarily of long- and short-term capital gains (rather than dividend income). You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually. In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains. Please note, however, that the objective of the Fund is growth of capital, not the production of distributions. You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash. If you elect to receive distributions and dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.


The election to receive dividends or reinvest them may be changed by writing to the Fund at: The Wall Street Fund, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.

If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by current federal law to withhold federal income tax from your distributions (including applicable Fund share reinvestments) and redemption proceeds at a rate of 30%.


This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past ten years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP for the years ended December 31, 2001, December 31, 2000, December 31, 1999, and the years prior to 1998. The year ended December 31, 1998 was audited by other independent accountants. The Fund's audit report, along with the financial statements, is included in the annual report, which is available upon request.



                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)
                             Year Ended December 31,

-------------------------------------------- ---------- -------- ---------- ---------- ----------
                                              2001       2000     1999       1998       1997
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Net asset value, beginning of period . . . . $10.09     $12.43    $ 9.39     $ 7.34     $ 7.96
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Income from investment operations
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Net investment income (loss)(1) . . . . . .  (0.07)     (0.10)   (0.10)     (0.11)     (0.08)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Net realized and unrealized gains (losses)
    on investments . . . . . . . . . . . . . (2.29)     0.76     5.73       2.39       (0.13)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Total from investment operations . . . . . . (2.36)     0.66     5.63       2.28       (0.21)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Less distributions
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Dividends from net investment income . . .   0.00       0.00     0.00       0.00       0.00
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Distribution from net realized gains
     from security transactions . . . . . .  (0.08)     (3.00)   (2.59)     (0.23)     (0.41)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Total distributions . . . . . . . . . . . .  (0.08)     (3.00)   (2.59)     (0.23)     (0.41)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Net asset value, end of period . . . . .  .  $ 7.65     $ 10.09  $ 12.43    $ 9.39     $ 7.34
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Total return(2) . . . . . . . . . . . . . .  (23.15%)   3.41%    62.88%     31.40%     (2.37%)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Ratios/ supplemental data
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Net assets, end of period (in 000's) . .     $19,408    $22,576  $22,118    $18,319    $15,577
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Ratio of operating expenses to average net   1.70%      1.45%    1.92%      1.89%      1.82%
assets
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Ratio of net operating expenses to average   1.68%      1.45%    1.80%(3)   1.89%(3)   1.82%
net assets, net of reimbursement
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Ratio of net investment income (loss)
     to average net assets . . . . . . . . .  (0.95%)    (0.71%)  (1.23%)    (1.33%)    (0.96%)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Ratio of net investment income (loss) to
    average net assets, net of reimbursement (0.93%)    (0.71%)  (1.11%)3   (1.33%)3   (0.96%)
-------------------------------------------- ---------- -------- ---------- ---------- ----------
Portfolio turnover rate . . . . . . . . . .  110.24%    92.59%   104.18%    165.84%    121.12%
-------------------------------------------- ---------- -------- ---------- ---------- ----------





                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)
                        Year Ended December 31, (CONT'D)

--------------------------------------------  ---------- ---------- --------- ---------- ----------
                                               1996       1995       1994      1993       1992
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Net asset value, beginning of period . . . .   $ 8.19     $ 7.42     $ 8.03    $ 7.60     $ 7.27
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Income from investment operations
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Net investment income (loss)1 . . . . . . .   (0.06)     (0.03)     (0.02)    (0.02)     0.01
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Net realized and unrealized gains (losses)
    on investments . . . . . . . . . . . . .  0.98       2.60       (0.38)    1.00       0.54
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Total from investment operations . . . . . .  0.92       2.57       (0.40)    0.98       0.55
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Less distributions
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Dividends from net investment income . . .    0.00       0.00       0.00      0.00       (0.01)
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Distribution from net realized gains
     from security transactions . . . . . .   (1.15)     (1.80)     (0.21)    (0.55)     (0.21)
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Total distributions . . . . . . . . . . . .   (1.15)     (1.80)     (0.21)    (0.55)     (0.22)
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Net asset value, end of period . . . . .  .   $ 7.96     $ 8.19     $ 7.42    $ 8.03     $ 7.60
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Total return(2) . . . . . . . . . . . . . .   11.45%     36.50%     (4.86%)   13.17%     7.61%
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Ratios/ supplemental data
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Net assets, end of period (in 000's) . .      $15,939    $14,383    $11,080   $11,561    $11,202
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Ratio of operating expenses to average net    1.84%      2.02%      2.12%     2.04%      2.15%
assets
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Ratio of net operating expenses to average    1.82%      1.90%      1.96%     1.96%      1.97%
net assets, net of reimbursement
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Ratio of net investment income (loss)
     to average net assets . . . . . . . . .   (0.70%)    (0.50%)    (0.47%)   (0.31%)    (0.08%)
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Ratio of net investment income (loss) to
    average net assets, net of reimbursement  (0.68%)    (0.38%)    (0.31%)   (0.23%)    0.09%
--------------------------------------------  ---------- ---------- --------- ---------- ----------
Portfolio turnover rate . . . . . . . . . .   142.11%    143.27%    89.01%    107.22%    112.47%
--------------------------------------------  ---------- ---------- --------- ---------- ----------




                      This page intentionally left blank.




                          SHARE PURCHASE APPLICATION
                        Minimum Initial Investment $1,000
                       Minimum Subsequent Investment $100

THE
WALL
STREET
FUND INC.
Mail Completed Application to:  The Wall Street Fund, Inc.                Overnight Express Mail to:
                                c/o U.S. Bancorp Fund Services, LLC       The Wall Street Fund, Inc.
                                P. O. Box 701                             c/o U.S. Bancorp Fund Services, LLC
                                Milwaukee, Wisconsin 53201-0701           3rd Floor
                                                                          615 E. Michigan Street
                                                                          Milwaukee, Wisconsin 53202

Do not use this form for IRA Accounts or Coverdell Education Savings Accounts.
For information please call 1-800-443-4693.
-----------------------------------------------------------------------------------------------------
1. Account                  Individual [_]            Name
   Registration
                                                      Social Security Number    Citizen of [_] U.S. [_] Other

                           Joint Owner* [_]           Name

                                                      Social Security Number    Citizen of [_] U.S. [_] Other

                            Gift to                   Custodian
                            Minor       [_]           Minor                     Minor's Birthdate
                                                      Minor's Social Security   Number Citizen of [_] U.S. [_] Other
                            Corporation,
                            Partnership [_]           Name of Entity
                            or Other Entity           Taxpayer Identification  Number

                            o A corporate resolution form or certificate is required for corporate accounts.

               Trust, Estate or Guardianship          Name
               *(Registration will be Joint           Name of Fiduciary(s)
               Tenants with Rights of Survivorship    Taxpayer Identification Number       Date of Trust
               (JTWROS) unless otherwise specified)   o Additional documentation and certification may be requested.


--------------------------------------------------------------------------------
2. Mailing Address          [_]  Send Duplicate Confirmations To:

                                 Street, Apt.                            Name

                                 City, State, Zip Code                   Street, Apt.

                                 Daytime Phone Number                    City, State, Zip Code

------------------------------------------------------------------------------------------------------------
3. Investment, Payment      The minimum initial Investment is $1,000 for shares of      DISTRIBUTION OPTIONS
   for Initial Purchase     The Wall Street fund, Inc. Minimum additions to the
   and Distributions        Fund are $100.
   By [_] check             .
   or [_] wire**
                                       Capital Gains    Capital Gains   Capital Gains     Capital Gains
                                       & Dividends      Reinvested      in Cash           & Dividends
                                       Reinvested       & Dividends     & Dividends       in Cash
                            Amount     Reinvested       in Cash         Reinvested
                            $          [_]              [_]             [_]               [_]

                                        (If no dividend option is checked, dividends and capital
                                        gains will be reinvested.) If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

                            **Indicate date and total amount of wire:

                            Date______________________ Amount $ ___________________________

--------------------------- --------------------------------------------------------------------------
4. Telephone                [_] Purchase (Electronic Funds Transfer) $_________ ($1,000 minimum, $100
   Your signed                  subsequent) - permits the purchase of shares from your bank account below
   Application must be      [_] Redemption $_________ ($100 minimum) - permits the transfer of funds
   received at least 15         via:
   business days prior           [_] Check to address in section 2
   to initial transaction.       [_] Federal wire to your bank account below ($15.00 charge for each wire
   To ensure proper                  transfer)
   debiting/crediting of         [_] Electronic Funds Transfer, at no charge, to your bank account below
   your bank account,                (funds are typically credited
   please include a                   within two days after redemption)
   voided bank check or
   savings account          Name(s) on your Bank Account ____________________
   deposit slip.
                            Bank Name __________________________ Account Number ____________________

                            Bank Address __________________________ Bank Routing/ABA# ______________

-----------------------------------------------------------------------------------------------------
5. Automatic                I would like to establish an Automatic Investment Plan for The Wall
   Investment Plan          Street Fund, Inc. as described in the Prospectus. Based on these
   Important: Attach        instructions, U.S. Bancorp Fund Services, LLC, the Transfer Agent for
   an unsigned,             The Wall Street Fund, Inc., will automatically transfer money directly
   voided check (for        from my checking, NOW account or savings account on the ____ day of the
   checking accounts)       month, or the first business day thereafter, to  purchase shares in
   or a savings account     The Wall Street Fund, Inc. If the automatic purchase  cannot be made
   deposit slip here, and   due to insufficient funds or stop payment, a $25 fee will be assessed.
   complete this form.      Please start the Automatic Investment Plan on this month, day and year: ______________________________ Please debit my bank account
                            $_______________ ($100 minimum) on a [_] monthly [_] quarterly basis, to be invested in The Wall Street Fund, Inc. account (account number, if known
                            ______________________). I (we) authorize you via the ACH Network to honor all debit entries initiated [_] monthly OR [_] quarterly through U.S.
                            Bank, N.A. on behalf of the Firstar Mutual Fund Services, LLC. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

                            Name(s) on your Bank Account _____________________________________

                            Signature of Bank Account Owner __________________________________

                            Signature of Joint Owner (if any) ________________________________

                            Account Number ___________________________________________________

--------------------------- --------------------------------------------------------------------------
6. Signatures               Under the penalty of perjury, I certify that (1) the Social Security
   and                      Number or Taxpayer Identification Number shown on this form is my
   Certification            correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either because I have not been notified by the
                            Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the
                            IRS has notified me that I am no longer subject to backup withholding.
                            The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding, and (3) I am a U.S. person (including a U.S. resident alien).

                            Signature* _________________________ Signature of Co-Owner, if any

                            Date _____________________________________________________________

                            * If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should  sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

                            Print name and title of officer signing for a corporation or other entity.

------------

1 Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

2 These returns do not include the effect of the Fund's sales charge, which was discontinued on September 1, 2001.

3 These ratios would have been 0.09% lower with the reimbursement of 1998 expenses included therein.





INVESTMENT ADVISER AND DISTRIBUTOR:
         Wall Street Management Corporation
         230 Park Avenue, Suite 1635
         New York, NY 10169

DIRECTORS:
         Clifton H.W. Maloney
         Edward F. McCann
         Robert P. Morse, Chairman
         Sharon A. Queeney Weintz
         Harlan K. Ullman

PRINCIPAL OFFICERS:
         Robert P. Morse, President
         Laurence R. Golding, Vice President
         Michael R. Linburn, Vice President & Secretary
         Jian H. Wang, Vice President & Treasurer

CUSTODIAN:
         U.S. Bank, N.A.
         425 Walnut Street
         Cincinnati, OH  45202

TRANSFER AGENT:
         U.S. Bancorp Fund Services, LLC
         615 East Michigan Street
         Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS:
         PricewaterhouseCoopers LLP
         100 East Wisconsin AvenueMilwaukee, WI  53201



                ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market condition and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (202-942- 8090) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.


Investment Company Act File No. 811-00515



THE WALL STREET FUND, INC.
230 Park Avenue, Suite 1635
New York, New York 10169

(212) 856-8250                                PROSPECTUS
1-800-443-4693                                April 30, 2002
http://www.thewallstreetfund.com              A diversified mutual fund that
e-mail: mrl@thewallstreetfund.com             invests in common stocks of
        -------------------------             growth-oriented companies.




                           THE WALL STREET FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 30, 2002



              230 Park Avenue, Suite 1635, New York, New York 10169
                            Telephone: (212) 856-8250
                                 (800) 443-4693
                        http://www.thewallstreetfund.com
                        email: mrl@thewallstreetfund.com




This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Wall Street Fund, Inc. (the "Fund"), dated April 30, 2002. The Prospectus may be obtained by writing to the above address or by calling the above phone number.

The audited financial statements for The Wall Street Fund for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Fund's Annual Report, filed electronically with the SEC on March 8, 2002.



                                TABLE OF CONTENTS
                                                                            Page


INVESTMENT OBJECTIVES AND POLICIES.............................................3

RISKS..........................................................................5

INVESTMENT RESTRICTIONS........................................................7

MANAGEMENT OF THE FUND.........................................................8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SECURITIES......................13

PORTFOLIO TRANSACTIONS........................................................13

TAX STATUS....................................................................14

UNDERWRITER...................................................................15

PURCHASE AND REDEMPTION SERVICES..............................................16

SHARE PURCHASES...............................................................16

REDEMPTION OF SHARES..........................................................18

PERFORMANCE MEASURES..........................................................18

CALCULATION OF TOTAL RETURN...................................................19

HOLIDAYS......................................................................20

INVESTMENT ADVISORY AND OTHER SERVICES........................................20

GENERAL INFORMATION...........................................................23

FINANCIAL STATEMENTS..........................................................23



                       INVESTMENT OBJECTIVES AND POLICIES

The Fund is a diversified open-end, management investment company. In order to achieve the "growth of capital" stated as the primary investment objective in the section of the Prospectus entitled "Investment Objective and Policies," the management of the Fund looks for undervalued investments in economic areas experiencing lasting growth, i.e., those that are inefficiently priced and have outstanding characteristics relative to alternative investments. Further, the companies whose stocks are purchased must, whether small or large, be quality companies run by able and motivated management teams, have sustainable earnings growth, appropriate dividend policies, minimal or moderate debt, and valuable products or services. Also, such financial ratios as superior profit margins, return on equity, and cash flow are essential criteria. Growth characteristics of the Fund's portfolio of investments are vital to meet the Fund's primary investment objective. So is the ability to control risk. Accordingly, prudent portfolio diversification is stressed. Seldom is more than 3% of the Fund's net asset value invested at cost in any one security.

Investment Policies. It is the investment policy of the Fund to invest in common stocks, convertible securities, preferred stocks, corporate bonds and securities of the United States Government or its agencies without restrictions as to the proportions of its assets invested in any type of security, subject to its investment restrictions and diversification status. However, the Fund may invest more or less broadly than as stated above, including acquisition of debt securities, i.e. corporate bonds, convertible bonds and convertible preferreds. The Fund will purchase corporate bonds rated no lower than investment grade, BBB by Standard & Poor's Corporation and Baa by Moody's Investment Services, Inc. Investment grade bonds possess some speculative characteristics. The Fund may also purchase unrated bonds when in the opinion of the investment adviser such investments are of comparable quality. Investments in general will be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded. Common stock investments may be traded on listed securities exchanges or over the counter without restriction. There is no restriction as to the size of businesses invested in, but the investment adviser intends to maintain an investment portfolio mixture of small, medium and large size companies, subject to the Fund's investment restrictions and diversification status.

Equity securities. Generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends that are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well.

Corporate Bonds. Represent an obligation of the corporate issuer to repay a loan of money to it, and generally, provides for the payment of interest. A corporate bond or debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding bonds before it declares and pays any dividend to holders of its equity securities. Bonds and other debt securities, such as notes, debentures, and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of corporate bonds and other debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of a bond generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share.

Convertible securities. The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

Foreign securities. The Fund may purchase securities issued by companies organized in foreign countries provided that, as a result of any such purchase, not more than 20% of the value of the Fund's total assets will be represented by such securities. The Fund does not anticipate having as a principal investment strategy investment in foreign securities. However, securities of companies located outside of the U.S. may offer signify profit opportunities, and therefore, the Fund may invest in foreign securities if these investments are consistent with the Fund's investment objectives and policies.

The Fund may buy sponsored or unsponsored American Depositary Receipts (ADRs). ADRs are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank. The Fund may also buy the securities of foreign issuers directly in foreign markets, and may buy the securities of issuers in developing nations. Please see "Risks - Foreign securities risk" for more information.

American Depositary Receipts (ADRs). Many securities of foreign issuers are represented by ADRs. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use in securities markets outside the U.S. Please see "Risks - American Depositary Receipts risk" for more information.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ADRs may be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of an ADR. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the ADR.

Temporary investments. In anticipation of and during temporary defensive periods or when investments of the type in which the Fund intends to invest are not available at prices that the manager believes are attractive, the Fund may invest up to 100% of its total assets in: (1) securities of the U.S. government and certain of its agencies and instrumentalities that mature in one year or less from the date of purchase, including U.S. Treasury bills, notes and bonds, and securities of the Government National Mortgage Association, the Federal Housing Administration and other agency or instrumentality issues or guarantees that are supported by the full faith and credit of the U.S. government; (2) obligations issued or guaranteed by other U.S. government agencies or instrumentalities, some of which are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of the Federal Home Loan Banks) and some of which are backed by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association); (3) bank obligations, including negotiable or non-negotiable CDs (subject to the 15% aggregate limit on the fund's investment in illiquid securities), letters of credit and bankers' acceptances, or instruments secured by these types of obligations, issued by banks and savings institutions that are subject to regulation by the U.S. government, its agencies or instrumentalities and that have assets of over $1 billion, unless these types of obligations are guaranteed by a parent bank that has total assets in excess of $5 billion; (4) commercial paper considered by the manager to be of high quality, which must be rated within the two highest rating categories by S&P or Moody's or, if unrated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; (5) corporate obligations including, but not limited to, corporate notes, bonds and debentures considered by the manager to be high grade or that are rated within the two highest rating categories by S&P or Moody's; and (6) money market funds.


                                      RISKS

There is no  assurance  that  the Fund  will  meet  its  investment  objectives.
Investments in securities that have potential to increase in value may be subject to a greater degree of risk and may be more volatile than other types of investments.

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock market as a whole.

Foreign securities risk. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in emerging markets. Investments in ADRs also involve some or all of the risks described below.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Fund's investments in foreign securities may increase the risks with respect to the liquidity of the fund's portfolio. This could inhibit the Fund's ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Currency risk. Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

Euro risk. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If the Fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

While the implementation of the euro could have a negative effect on the Fund, the Fund's Adviser and its other services providers are taking steps they believe are reasonably designed to address the euro issue.

American Depositary Receipts (ADR) risk. ADRs reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Interest rate risk. To the extent the Fund invests in bonds or other debt securities, changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies that may not be changed without the vote of a majority of the Fund's outstanding voting securities. Pursuant to such policies, the Fund may not:

1.   Invest more than 5% of its total  assets (at the time of  purchase)  in any
     issuer    (other   than   the   U.S.    Government,    its   agencies   and
     instrumentalities).

2. Invest in the securities of any single issuer, if immediately after and as a result of such investment, the Fund owns more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities of any such issuer.

3. Concentrate more than 25% of the value of its assets in any one industry or any small group of related industries.

4. Invest in other companies for the purpose of exercising control or management.

5. Purchase or sell real estate or real estate mortgage loans; provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.

6.   Purchase or sell commodities or commodity contracts.

7. Make loans to other persons; provided that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan.

8. Underwrite the securities of other issuers except insofar as the Fund may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in selling portfolio securities.

9. Invest in securities which cannot be readily resold to the public because of legal or contractual restrictions on resale or for which no readily available market exists or in the securities of any company which has, together with any predecessor, a record of less than three years' continuing operation.

10. Purchase securities on margin (except for short-term credit necessary for clearance of portfolio transactions) or sell securities short or write, sell or buy puts or calls, or any combination thereof.

11. Purchase the securities of other investment companies except as an incident of a merger or consolidation or by purchase on the open market without sales commissions other than customary brokers' commissions.

12. Purchase or hold securities of any issuer any of whose officers, directors, trustees or security holders is an officer or director of the Fund or its investment adviser, if after such purchase one or more of such persons owns beneficially more than .5 of 1% of such securities and all of them own beneficially more than 5% of the securities of such company.

13. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only to an amount not exceeding 5% of the cost value of all its assets and for a period not exceeding 60 days.

14. Pledge, mortgage or hypothecate its assets taken at market to an extent greater than 15% of its gross assets taken at cost.

15. Permit its officers or directors or the officers or directors of its investment adviser to take long or short trading positions in Shares.

16.  Issue senior securities.


                             MANAGEMENT OF THE FUND


The property, business and affairs of the Fund are managed by a Board of Directors that currently consists of five (5) members. In addition, the day-to-day operation of the Fund is directed by the Fund's officers with oversight by the entire Board. The Board does not have any standing committees. The names, ages, addresses and information as to their principal business occupations during the last five years for each director and officer is set forth below in alphabetical order.




                              Independent Directors

------------------------------- ------------ -------- ---------------------------- ----------- ----------------
                                             Term of                               # of
                                             Office                                Portfolios
                                             and                                   in Fund     Other
                                Position(s)  Length                                Complex     Directorships
                                Held with    of Time  Principal Occupation(s)      Overseen by Held by
Name, Address and Age           the Fund     Served   During Past Five Years       Director    Director
------------------------------- ------------ -------- ---------------------------- ----------- ----------------
Clifton H.W. Maloney (64)       Independent  Since    President, C.H.W. Maloney &       1      Interpool,
Suite 2010                      Director     1985     Co., Inc., an investment                 Inc. (NYSE);
708 Third Avenue                                      banking firm, since 1981.                Chromium
New York, NY 10017                                                                             Industries,
                                                                                               Inc.;  Liberty
                                                                                               Pittsburgh
                                                                                               Systems, Inc.;
                                                                                               New York
                                                                                               Foundation for
                                                                                               Senior
                                                                                               Citizens,
                                                                                               Inc.; CIVITAS;
                                                                                               BNYIA Funds
                                                                                               Trust; BNYIA
                                                                                               Mutual Funds
                                                                                               Trust
------------------------------- ------------ -------- ---------------------------- ----------- ----------------
Sharon A. Queeney Weintz (59)   Independent  Since    President, Queeney                1      None
1306 South Lakeside Drive  Lake Director     1985     Enterprises since 1988, a
Worth, FL  33460                                      marketing/media production
                                                      company.
------------------------------- ------------ -------- ---------------------------- ----------- ----------------
Harlan K. Ullman, Ph.D. (62)    Independent  Since    Chairman, Killowen Group, a       1      Chairman, WTI
1245 29th Street, N.W.          Director     1984     consulting firm; Senior                  Advisory
Washington, DC 20007                                  Fellow, The Center for Naval             Board;
                                                      Analyses; Senior Associate,              Chairman,
                                                      of Center for Strategic and              IIIDi2
                                                      International Studies, since             Advisory Board
                                                      1987.
------------------------------- ------------ -------- ---------------------------- ----------- ----------------




                                               Interested Directors & Officers
--------------------------------------------------------------------------------------------------------------------------
                                                                        # of
                                                                        Portfolios
                                           Term of                      in Fund
                                           Office                       Complex
                                           and                          Overseen
                             Position(s)   Length  Principal Occupation by         Other Directorships
                             Held with     of Time (s) During Past Five Director   Held by Director
Name, Address and Age        the Fund      Served  Years                or Officer or Officer
--------------------------- -------------- ------- -------------------- ---------- ---------------------------------------
Laurence R. Golding (46)    Vice President Since   Managing Director         1     The Abbott House
230 Park Avenue                            1999    and Principal,
New York, NY  10169                                Morse, Williams &
                                                   Co., Inc. an
                                                   investment adviser
                                                   affiliate of the
                                                   Fund, since
                                                   1996.
--------------------------- -------------- ------- -------------------- ---------- ---------------------------------------
Michael R. Linburn (68)     Vice           Since   Director of               1     Church of the Incarnation, New York
230 Park Avenue             President and  1993    Marketing, Morse,               City; The Stanley R. and Elisabeth G.
New York, NY  10169         Secretary              Williams & Co.,                 Foundation
                                                   Inc., an investment
                                                   adviser affiliate of
                                                   the Fund since 1992.
--------------------------- -------------- ------- -------------------- ---------- ---------------------------------------
Edward F. McCann* (58)      Director       Since   Managing Director,        1     Filtronic SSD; Sage Laboratories; RSI
293 Boston Post Road                       1999    Wall Street                     Vertex; Carleton Technologies; Optix
Weston, MA  02493                                  Management                      Networks Inc.; SKEI Support Services;
                                                   Corporation                     KEI Pearson
                                                   1999-Present;
                                                   President,
                                                   Enterprise
                                                   Resolution, Inc.
                                                   since 1998; Managing
                                                   Director, Advest
                                                   Investment Banking
                                                   1997-1998;
                                                   Principal,
                                                   Investment Banking,
                                                   Hambrecht and Quist
                                                   1989-1997.
--------------------------- -------------- ------- -------------------- ---------- ---------------------------------------
Robert P. Morse* (56)       Chairman,      Since   President and a           1     Optix Networks Inc.; English Speaking
230 Park Avenue             President and  1984    Director, Morse                 Union of the U.S.; Society of
New York, NY  10169         Director               Williams & Co.,                 Mayflower Descendants; Whitehead
                                                   Inc., investment                Institute of Biomedical Research;
                                                   counselors, an                  Youngs Memorial Cemetery/Theodore
                                                   investment adviser              Roosevelt Memorial; Arlington
                                                   affiliate of the                Institute for National Security
                                                   Fund, since 1981;
                                                   President and sole
                                                   Director of Wall
                                                   Street Management
                                                   Corporation since
                                                   1984 and Morse
                                                   Williams Holding
                                                   Co., Inc. since 1986.
--------------------------- -------------- ------- -------------------- ---------- ---------------------------------------
Jian H. Wang (39)           Vice           Since   Senior Trader,            1     None
230 Park Avenue             President and  1998    Morse, Williams &
New York, NY  10169         Treasurer              Co., Inc., an
                                                   investment adviser
                                                   affiliate of the
                                                   Fund, since 1998.
--------------------------- -------------- ------- -------------------- ---------- ---------------------------------------



*Denotes a  director  who is an  "interested  person" as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").




Board Interest in the Fund

     As of March 31, 2002, the Directors own the following amounts in the Fund:



                               Dollar
                               Range
                               of
                               Equity          Aggregate Dollar Range of Equity
                               Securities      Securities in all  Investment
                               in              Companies Overseen by
                               the             Director in  Family
Name of Director               Fund            of Investment Companies
--------------------------- ----------------------------------------------------
Clifton H.W. Maloney
                                 $1-$10,000                        $1-$10,000

Sharon A. Queeney Weintz         $1-$10,000                        $1-$10,000

Harlan K. Ullman, Ph.D.       $10,001-$50,000                    $10,001-$50,000

Edward F. McCann*
                                   none                              none

Robert P. Morse*               over $100,000                      over $100,000


*Denotes a  director  who is an  "interested  person" as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") because of his affiliation with the Adviser.


Compensation

     For their service as Directors, the Directors receive a fee of $1,500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The table below details the amount of compensation the Directors received from the Fund for the fiscal year ended December 31, 2001. The aggregate compensation is provided by the Fund.




------------------------ ------------ ------------------- --------------- ------------------------
Name and Position        Aggregate    Pension or          Annual Benefits Total Compensation
                         Compensation Retirement Benefits Upon Retirement from Fund and Fund
                         From Fund    Accrued As Part of                  Complex Paid to
                                      Fund Expenses                       Directors
------------------------ ------------ ------------------- --------------- ------------------------
Clifton H.W. Maloney         $6,000           None              None              $6,000
Edward F. McCann*            $4,500           None              None              $4,500
Robert P. Morse*             $6,000           None              None              $6,000
Sharon A. Queeney Weintz     $6,000           None              None              $6,000
Harlan K. Ullman             $6,000           None              None              $6,000

------------------------ ------------ ------------------- --------------- ------------------------

*This Director is deemed to be an interested person as defined in the 1940 Act.

In addition, the Fund's Directors were reimbursed for expenses of in connection with the four Board Meetings held during the year. The Fund makes no payments of salary to any officer in such capacity.

Management Ownership

As of March 31, 2002, all officers and directors of the Fund as a group owned (according to information supplied by them) of record or beneficially a total of 32,726.37 shares or 1.30% of the Fund's outstanding shares.



            CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SECURITIES


Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities. As of March 31, 2002, there were no control persons or principal holders of the Fund.


                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by Wall Street Management Corporation ("Adviser" or "WSMC"). Officers of the Fund are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities. Portfolio turnover will be no more than is necessary to meet the Fund's investment objectives. Under normal circumstances, it is anticipated that the Fund's portfolio turnover will exceed 100%.

Portfolio changes will be made promptly in the event that the Fund's investment adviser shall consider such action appropriate, without regard to the length of time any security involved was held or the impact of such changes on turnover consistent with the Fund's objectives.


During the years 2001, 2000 and 1999, the rates of turnover of the Fund's portfolio were 110.24%, 92.59%, and 104.18%, respectively. The portfolio turnover rate is calculated by dividing the lesser of the annual sales or purchases of portfolio securities by the monthly average value of the portfolio securities held by the Fund during the year (excluding all securities whose maturities or expiration dates at the time of acquisition were one year or less). A high portfolio turnover may result in higher brokerage costs and additional capital gains taxes.


When considering prospective investments, the Fund anticipates retaining securities purchased over a period of time. However, surveillance of the portfolio relative to alternative investments may lead to disposition of a security in a short period of time.

In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund. Substantially all of the portfolio transactions are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, the Fund reserves the right to do so within the principles set out in
Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Brokerage allocation is reviewed regularly by both the Board of Directors of the Fund and the Adviser.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares that may be made through various brokers or dealers. However, the Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agents in the purchase of the Fund's shares for their clients.

Research services furnished by broker-dealers may be useful to the Adviser in serving other clients, as well as the Fund. Conversely, the Fund may benefit from research services obtained by the Adviser from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the Adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.


During the years 2001, 2000 and 1999, the Fund paid brokerage commissions of $77,132, $55,785, and $52,365, respectively, to brokerage firms in connection with its purchases and sales of portfolio securities. The increase in commissions paid from 2000 to 2001 was due to increased trading volume.

During the years 2001,  2000 and 1999 none of the  brokers  employed by the Fund
(i) was an "affiliated person" (as defined in Section 2(a)(3) of the 1940 Act) of the Fund; (ii) was an affiliated person of such an affiliated person; or
(iii) had an affiliated person who was also an affiliated person of the Fund or the Adviser.

The Adviser may act as one of the Fund's brokers in the purchase and sale of portfolio securities. The Adviser may be used as a broker where, in the judgment of Fund management, such firm would be able to obtain a price and execution at least as favorable as other qualified brokers. In 2001, the Adviser did not act as an executing broker for any portfolio transactions of the Fund.



                                   TAX STATUS

The  following  information   supplements  the  information  set  forth  in  the
Prospectus.

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares the IRS will require that you report a gain or loss on your redemption. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

If you are a corporate shareholder, you should note that some percentage of the dividends paid by the Fund might qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

                                   UNDERWRITER

WSMC, the Fund's principal underwriter or distributor, offers Shares of the Fund on a continuous basis, has entered into dealer agreements with various broker/dealer firms located in jurisdictions where the Fund has registered its Shares for public sale. The dealer agreements require dealers to act as agent for WSMC for consideration, which is set forth in the Prospectus under the subheading, "Purchase of Shares" in the column captioned "Allowance to Selected Dealers as Percentage of the Offering Price." The dealer agreements also require that the dealers be registered as brokers and dealers pursuant to Section 15 of the Securities Exchange Act of 1934 and that they be members in good standing of the National Association of Securities Dealers, Inc.


Set forth below is a Table listing all commissions and other aggregate compensation received by WSMC from the Fund for the calendar year ended December 31, 2001.



---------------------- ------------------ ---------------- --------------------- -----------------------
Name of Principal      Net Underwriting   Compensation on  Brokerage Commissions Other Compensation
Underwriter            Discounts and      Redemptions and
                       Commissions        Repurchases
---------------------- ------------------ ---------------- --------------------- -----------------------
Wall Street Management --                 None             --                    $148,964(1)
Corp
---------------------- ------------------ ---------------- --------------------- -----------------------




(1) Other compensation is comprised of advisory fees ($99,309) and shareholder servicing fees ($49,655) earned by WSMC during the calendar year ended December 31, 2001.



                        PURCHASE AND REDEMPTION SERVICES

The Fund reserves the right in certain circumstances to:

o Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

o Begin charging a fee for certain redemption services and to change the service upon 60 days written notice to you.

o Begin charging a fee for the systematic withdrawal plan upon 30 days written notice to you.

o Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.



                                 SHARE PURCHASES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is received by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information.


Upon purchase, the proper number of full and fractional shares are credited to your account and confirmed by the Fund's transfer agent, U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"). In the event you fail to make payment for shares purchased, the Adviser will complete the transaction as to avoid a reduction in the Fund's net asset value. Normally, the shares that you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by U.S. Bancorp.


All such net asset value purchases are made upon the written assurance that the purchase is made for investment purposes and will not be resold except through redemption by the Fund. The term "purchase" as used above refers to (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21, purchasing Shares for his, her or their own account; (ii) single purchases by a trustee or other fiduciary purchasing Shares for a single trust estate or single fiduciary account (including pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; (iii) purchases by tax-exempt organizations enumerated in Sections 501(c)(3) or (13) of the Code;
(iv) purchases by any "company", as that term is defined in Section 2(a)(8) of the 1940 Act, but not including purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchases of Shares or shares of other registered investment companies at a discount; and (v) purchases by employee benefit plans not qualified under
Section 401 of the Code, including plans or arrangements which provide a means for employees, or an employer ("employer" being defined as a single employer or two or more employers, each of which is an affiliated person of the other under
Section 2(a)(3)(C) of the 1940 Act), on behalf of employees, to purchase shares of a registered open-end investment company or companies by means of a payroll deduction plan or otherwise.

The term "purchase" does not include purchases by (A) any group of individuals whose funds are combined, directly or indirectly, for the purchase of redeemable securities of a registered investment company jointly or through a trustee, agent, custodian, or other representative; (B) a trustee, agent, custodian, or other representative of such a group of individuals; or (C) any group of individuals whose sole organizational nexus is that the participants therein are credit-card holders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of any investment adviser. Purchases by a company or a non-qualified employee benefit plan, as described in clauses (iv) and (v) above, will qualify for the quantity discounts described in the Prospectus and below only if the Fund and WSMC are able to realize economies of scale in the sales effort and sale-related expense by means of the companies, employers, or plans making the Fund's Prospectus available to individual investors or employees and forwarding investments by such persons to the Fund and by any such employers or plans bearing the expense of any payroll deduction plan.

Retirement Plans. Shares may be purchased by virtually all types of tax deferred retirement plans. Please contact the Fund at 1-800-443-4693 to obtain plan forms and/or custody agreements for the following:

o    Individual Retirement Accounts

o    Roth IRA Accounts


o    Coverdell Educational Savings Accounts


o    Simplified Employee Pension Plans



U.S. Bank, N.A. serves as fiduciary and custodian of the above-mentioned retirement plans. Dividends and distributions will be automatically reinvested without a sales charge. For further details, including rights of revocation, fees charged, tax consequences and redemption information, see the specific plan documents that can be obtained from the Fund. Investors should consult with their tax advisor before establishing any of the tax-deferred retirement plans listed above.


The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund may accept investments in kind of stocks based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire the stock at no more than the net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the Securities Act of 1933. Fund shares purchased in exchange for stocks are issued at net asset value.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's Distributor will cover the loss.


                              REDEMPTION OF SHARES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund's transfer agent cannot process transaction requests that are not complete and in good order as defined in the prospectus. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

To participate in the Systematic Withdrawal Plan your dividends and capital gains distributions must be reinvested in additional shares of the Fund.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund's Board of Directors under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

All redemption and repurchase payments will be made by check, except that if the Board determines that it is in the best interest of the remaining Stockholders, redemptions and repurchases may be made in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed in determining net asset value, and selecting the securities in such manner as the Board may deem fair and equitable. Redemptions made in kind are taxable transactions. In such event, the Fund may comply with Rule 18f-1 promulgated by the SEC under
Section 18(f) of the 1940 Act, pursuant to which the Fund, upon filing a notification of election with the SEC, would redeem and repurchase Shares solely in cash during any 90-day period for any one Stockholder up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such 90-day period. In the event of redemptions or repurchases in kind, a stockholder may incur brokerage commissions in realizing cash thereon.

Because the net asset value of a Share fluctuates as a result of changes in the value of securities owned by the Fund, the amount received upon redemption may be more or less than the amount paid for such Shares.

Systematic Withdrawal Plan. The payments specified by an investor will be made out of the proceeds of redemption of Shares credited to his account. Accordingly, since the withdrawal payments represent the proceeds for Share redemptions, an investor's invested capital will be reduced to the extent that withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested on his Shares. Continued withdrawals in excess of current income risk the exhaustion of invested capital.

All dividends and distributions of Shares are reinvested in additional Shares at net asset value per Share, that is, without sales charge.

                              PERFORMANCE MEASURES

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.


Performance Comparisons. In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service that monitors the performance of mutual funds. The Fund may compare its performance to the Russell 2500 Growth Index, an index of the 2,500 smallest companies in the Russell 3000 Index, a measure of small company performance; Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks; the Dow Jones
Industrial  Average,  a  recognized  unmanaged  index  of  common  stocks  of 30
industrial   companies  listed  on  the  NYSE;  or  the  Consumer  Price  Index.
Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund.


Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, United Mutual Fund Selector, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA, Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.


                           CALCULATION OF TOTAL RETURN

Following are quotations of the Fund's average annual total return for the indicated periods using the standardized method of calculation required by the Securities and Exchange Commission ("SEC"):


    for the one-year period ended December 31, 2001:            -23.15%
    for the five-year period ended December 31, 2001:            10.68%
    for the ten-year period ended December 31, 2001:             11.34%


Average annual total return is calculated according to the following SEC formula:

         P(1+T)n =ERV


where P= a hypothetical initial investment of $1,000; T= average annual total return; n= number of years; and ERV= ending redeemable value of the hypothetical initial investment of $1,000 made at the beginning of the 1,5, and 10-year periods at the end of the 1,5 and 10-year periods. Dividends and distributions were assumed to have been reinvested at the appropriate net asset value per share.

A Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. A Fund's total return after taxes on distributions shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss realized by the investor upon the sale of Fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

Average Annual Total Returns (after taxes on distributions)
The average annual total return (after taxes on distributions) of each class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                  P(1+T)n=ATVD

where "P" equals a hypothetical initial investment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATVD" equals the value at the end of the stated periods of a hypothetical $1,000 investment made at the beginning of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

The Fund's average annual total return (after taxes on distributions) as of December 31, 2001 were as follows:

    for the one-year period ended December 31, 2001:            -23.56%
    for the five-year period ended December 31, 2001:             7.84%
    for the ten-year period ended December 31, 2001:              8.38%

Average Annual Total Return (after taxes on distributions and redemptions) The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

                                  P(1+T)n=ATVDR


     where "P" equals a hypothetical initial investment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATVDR" equals the value at the end of the stated periods of a hypothetical $1,000 investment made at the beginning of the stated periods, after taxes on Fund distributions and redemptions.

The Fund's average annual total return (after taxes on distributions and sale of Fund shares) as of December 31, 2001 were as follows:

    for the one-year period ended December 31, 2001:            -14.15%
    for the five-year period ended December 31, 2001:             8.49%
    for the ten-year period ended December 31, 2001:              8.60%


                                    HOLIDAYS


The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time) except: days on which the New York Stock Exchange, Inc. is closed for trading; days on which changes in the value of portfolio securities will not materially affect the net asset value; and days during which no purchase or redemption order is received by the Fund.


The Fund does not compute its net asset value on the following customary holidays:

         New Year's Day                     January 1
         Martin Luther King, Jr. Day        Third Monday in January
         Presidents' Holiday                Third Monday in February
         Good Friday                        Friday before Easter
         Memorial Day                       Last Monday in May
         Independence Day                   July 4
         Labor Day                          First Monday in September
         Thanksgiving Day                   Fourth Thursday in November
         Christmas Day                      December 25


                     INVESTMENT ADVISORY AND OTHER SERVICES

Information About Adviser. WSMC, the Fund's investment adviser and principal underwriter, with principal offices at 230 Park Avenue, Suite 1635, New York, NY 10169 is a Massachusetts corporation organized on September 15, 1954. It has served as the Fund's investment adviser since its organization.

WSMC has 6,520 shares of capital stock outstanding, 100% of which are owned by Morse, Williams & Co., Inc. ("MWC"). Morse Williams Holding Co., Inc. ("Holding"), a Delaware corporation, owns 95% of the issued and outstanding shares of capital stock of MWC. Robert P. Morse is the sole director of Holding and owns 100% of the outstanding Common Stock of Holding and 100% of the Preferred A Voting Stock of Holding. Such ownership of the Preferred A Voting Stock gives Mr. Morse sole management control of Holding. The principal business address of Holding and Robert P. Morse is 230 Park Avenue, Suite 1635, New York, NY 10169. Mr. Morse is the President and sole Director of WSMC and Holding and also is President and a Director of MWC and the Fund. Mr. Morse has been responsible for the day-to-day management of the Fund's portfolio since 1984.

The Advisory Agreement. WSMC furnishes investment advisory research, statistical and managerial services and provides the Fund with a continuous investment program pursuant to an Investment Advisory Contract (the "Advisory Agreement"). Under the Advisory Agreement the Fund pays its own expenses including interest charges; taxes; costs of purchasing and selling securities for its portfolio; rent; expenses of redemption of shares; auditing and legal expenses; expenses attributable to setting the type for and printing only such copies of prospectuses as are filed with any federal or state agency, regulatory authority or governmental department; directors' fees and expenses necessarily incurred by directors in attendance at directors' meetings; expenses of administrative personnel and administrative services; custodian fees; fees of the transfer agent, the registrar and the dividend disbursing agent; cost of stock certificates and corporate reports; all other printing expenses not specifically allocated to WSMC under the Agreement; costs in connection with Board meetings and meetings of Stockholders, including proxy material preparation and distribution, filing fees, dues, insurance premiums, miscellaneous management and operating expenses and expenses of an extraordinary and nonrecurring nature.

The Advisory Agreement provides that it shall continue in effect for a period of two years from its effective date and that it may be continued from year to year thereafter only if specifically approved at least annually by a vote of a majority of the Board, or by the vote of a majority of the Fund's outstanding voting securities. In either case, each continuance must be approved by a majority vote of the directors who are not parties to such contract or "interested persons" of any such party to such contract (other than as directors of the Fund) cast in person at a meeting called for that purpose.


During the past fiscal year, the Directors considered and approved the Fund's investment advisory agreement with the Adviser. In connection with the review, the Directors of the Fund, with the advice and assistance of independent counsel, received and considered information and reports relating to the nature, quality and scope of the services provided to the Portfolios by the Adviser and its affiliates. The Directors considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, and shareholder services and the total expense ratio of each Fund of the Company relative to its peer group of mutual funds.


The Advisory Agreement may be amended or modified only by the vote of a majority of the Fund's outstanding voting securities and a majority of the Board, including a majority of such directors who are not parties of the Agreement or "interested persons" of any such party (other than as directors of the Fund).

The Advisory Agreement may be terminated, without penalty, on 60 days' written notice to WSMC, by the Board or by the vote of a majority of the Fund's outstanding voting securities. It automatically terminates upon its "assignment" within the meaning of Section 2(a)(4) of the 1940 Act.

Description of the Advisory Fee. The Advisory Agreement provides for an advisory fee equal to 0.50% of the Fund's net assets on an annualized basis. Such advisory fee is calculated and paid monthly.

Under an agreement effective through September 30, 2000, WSMC was entitled to receive advisory fees calculated at an annual rate of 0.75% of the first $125 million, 0.625% of the next $75 million, and 0.50% over $200 million of the Fund's average daily net assets. Effective October 1, 2000, the fees payable under the Fund's investment advisory agreement with WSMC were reduced to the current annual rate of 0.50% of the Fund's average daily net assets.


The aggregate management fees paid to the Adviser during the three most recent fiscal years ended December 31, 2001, 2000 and 1999 were $99,309, $177,238 and $125,325, respectively. The advisory fees paid for 2001 as a percentage of the Fund's average net assets was 0.50%.


Expense Limitation. The Advisory Agreement provides an overall limitation of the total expenses of the Fund as follows: if the normal operating expenses of the Fund for any year, including the advisory fee computed above (but excluding taxes, interest, brokerage fees, and extraordinary legal, auditing or other expenses incurred in connection with or as a result of any matter not in the ordinary course of business of the Fund), exceed 2% of the first $10,000,000, 1.5% of the next $20,000,000 and 1% of the balance, of the average daily net asset value, then the excess of the expenses will be refunded by WSMC to the Fund. WSMC will waive collection of any or all of its advisory fee to reflect any required expense reimbursement.


The net operating expenses of the Fund for 2001 as a percentage of net assets were 1.68%.

The Underwriting Agreement. WSMC also acts as the principal underwriter for the Fund pursuant to an Underwriting Agreement with the Fund most recently approved by the Board on February 7, 2002 (the "Underwriting Agreement"), which Agreement provides that WSMC shall use its best efforts to find purchasers for authorized but unissued Shares, with WSMC paying all expenses in connection therewith.


The Underwriting Agreement provides that it shall continue in effect for a period of more than two years from the date thereof only so long as such continuance is specifically approved at least annually by the Board including the vote of a majority of the directors who are not parties to such contract or "interested persons" of any such party to the contract (other than as directors of the Fund) cast in person at a meeting called for that purpose.

Either the Fund or WSMC may terminate the Underwriting Agreement on any date by giving the other party at least six months' prior written notice of such termination and the Fund may terminate the Underwriting Agreement at any time upon any failure by WSMC to fulfill its obligations as underwriter under such agreement. The Underwriting Agreement also provides that it shall automatically terminate in the event of its assignment within the meaning of Section 2(a)(4) of the 1940 Act.


During the years 2001, 2000 and 1999, the total amount of underwriting commissions paid or accrued to WSMC under the Underwriting Agreement were $0, $408 and $70, respectively, after deducting dealer allowances withheld of $0, $0 and $413, respectively.

Shareholder Servicing Agreement. Effective October 1, 2000, the Fund entered into a shareholder servicing agreement (a "Servicing Agreement") with the Adviser under which the Adviser may provide, or arrange for other qualified financial institutions to provide, various shareholder and account services. These services include: responding to shareholder inquiries, assisting shareholders with purchases and redemptions, and furnishing Fund communications to shareholders. For these services, the Fund pays the Adviser a fee of 0.25% of the average daily net assets of the Investor Shares owned by investors for which the Adviser and other shareholder servicing agents maintain a servicing relationship. For the year ended December 31, 2001 and 2000, the Adviser received $49,655 and $15,343, respectively, in shareholder servicing fees.

Administrator. Effective October 1, 2001, pursuant to a Fund Administrative Services Agreement, U.S. Bancorp is the Fund's administrator. As such, U.S. Bancorp provides all necessary bookkeeping, financial statements, federal state, and local tax returns. Prior to October 1, 2001, American Data Services, Inc. ("ADS") was the Fund's administrator and fund accountant pursuant to a combined agreement. The Fund incurred the following expenses for administration and fund accounting services during the previous three fiscal years:




                   Administrative and Fund Accounting Expenses
----------------------------- -------------------------- ---------------------------- -------------------------
        January 1, 2001-      October 1, 2001-December        December 31, 2000       December 31, 1999
       September 30, 2001*           31, 2001**
----------------------------- -------------------------- ---------------------------- -------------------------
             $38,413                   $21,887                     $49,000                    $48,917
----------------------------- -------------------------- ---------------------------- -------------------------




*    Administrative and Fund Accounting Fees paid to ADS
**   Administrative and Fund Accounting Fees paid to U.S. Bancorp

Fund Accounting and Transfer Agent. Effective October 1, 2001, U.S. Bancorp serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. Under the Fund Accounting Servicing Agreement, U.S. Bancorp will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. U.S. Bancorp will receive a fund accountant fee for the Fund, which will be billed on a monthly basis. Under the Transfer Agent Servicing Agreement, U.S. Bancorp will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. U.S. Bancorp will receive a transfer agent fee, which will be billed on a monthly basis. Prior to October 1, 2001, ADS provided these services.

Custodian. Effective October 1, 2001, the Custodian for the Fund is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, an affiliate of U.S. Bancorp Mutual Fund Services, LLC. As Custodian, U.S. Bank, N.A. holds all of securities and cash owned by the Fund. The Bank of New York was the Fund's previous custodian.

Independent Accountants. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, is the Fund's independent accountant. The Fund's financial statements are audited annually by PricewaterhouseCoopers LLP and approved by the Board of Directors each year, and in years in which a shareholder meeting is held the Directors may submit their selection of independent accountants to shareholders for ratification.



                               GENERAL INFORMATION

Description of Shares. The Fund was organized as a Maryland corporation on December 26, 1945 and has an authorized capital of 5,000,000 Shares. Each Share has equal voting, dividend, redemption and liquidation rights. There is no limitation on transferability, and no Share is subject to further call by the Fund. The Shares have non-cumulative voting rights, which means that the holders of more than 50 percent of the Shares voting for the election of directors can elect 100 percent of the directors if they choose to do so, and, in such event, the holders of the remaining Shares voting for the election of directors will not be able to elect any person or persons to the Board. In addition, directors of the Fund elected by the shareholders serve until a successor is elected and assumes office. The Fund, consistent with applicable Maryland law, does not hold an annual meeting of shareholders in any year in which such a meeting is not required under state law or the 1940 Act. The fiscal year of the Fund ends on December 31 of each year.


                              FINANCIAL STATEMENTS


The financial  statements  of the Fund for the year ended  December 31, 2001 are incorporated herein by reference to the Fund's Annual Report, filed electronically with the SEC on March 8, 2002. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and the report of the Fund's independent auditors, PricewaterhouseCoopers LLP.



                           THE WALL STREET FUND, INC.
                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.

(a)  Articles of Incorporation

     (1)  Articles of Incorporation dated December 21, 1945(1)

     (2) Articles of Amendment to Registrant's Articles of Incorporation as filed with the State Department of Assessments and Taxation of Maryland, dated March 19, 1946.(1)

     (3) Articles of Amendment to Registrant's Articles of Incorporation as filed with the State Department of Assessments and Taxation of Maryland, dated September 29, 1969.(1)

(b)  Bylaws (and all amendments thereto) (2)

(c) Instruments Defining Rights of Security Holders - Incorporated by reference to the Articles of Incorporation.

(d)  Investments Advisory Agreement(1)

(e)  Underwriting Agreement (1)

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement (4)

(h)  Other Material Contracts

     (1)  Fund Administration Servicing Agreement (4)

     (2)  Transfer Agent Servicing Agreement (4)

     (3)  Fund Accounting Servicing Agreement (4)

     (4)  Shareholder Servicing (1)

     (5)  Power of Attorney (4)

(i) Opinion and Consent of Counsel-- Filed as Exhibit (10) to Post-Effective Amendment No. 52 to Registrant's Registration Statement, filed with the Commission on April 30, 1992.

(j)  Consent of Independent Public Accountants - Filed herewith.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Form of Agreement Relating to Initial Capital-- Not applicable.

(m)  Rule 12b-1 Plan-- Not applicable.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics (4).

     (1)  Previously  filed  with   Post-Effective   Amendment  to  Registrant's
          Registration Statement dated April 30, 1999

     (2) Previously filed with Post-Effective Amendment No. 51 to Registrant's Registration Statement on April 30, 1997.

     (3) Previously filed with Post-Effective Amendment No. 56 to Registrant's Registration Statement on May 1, 2001.

     (4) Previously filed with Post-Effective Amendment No. 57 to Registrant's Registration Statement on September 27, 2002.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Item 4 of Part II of Post-Effective Amendment No. 37 to Registrant's Registration Statement, filed with the Commission on May 28, 1981, is hereby incorporated by reference.

Item 26. Business and Other Connections of the Investment Adviser.

     The principal business of Wall Street Management Corporation is the management of the Wall Street Fund, Inc. See captions "Management of the Fund" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information.

Item 27. Principal Underwriter.

     (a)  None.

     (b) To the best of Registrant's knowledge, the directors and executive officers of Wall Street Management Corporation are as follows:

Name and Principal  Position and Offices Wall Street Positions and Offices with
Business Address    Management Corporation           Registrant

------------------- -------------------------------- ---------------------------
Robert P. Morse     President and Director           President, Director and
                                                     Chairperson
------------------- -------------------------------- ---------------------------
Michael R Linburn   Secretary & Treasurer            Vice President & Secretary
------------------- -------------------------------- ---------------------------
Jian H. Wang        Vice President                   Vice President & Treasurer
------------------- -------------------------------- ---------------------------
Fortunata Messina   Assistant Secretary              None
------------------- -------------------------------- ---------------------------
The address of each of the foregoing is 230 Park Avenue, Suite 1635, New York, NY 10169.

     (c)  Not Applicable.


Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                         Are located at:
-------------------                          ---------------

Registrant's Fund Administrator,             U.S. Bancorp Fund Services, LLC
Fund Accountant, and  Transfer Agent         615 East Michigan Street
                                             Milwaukee, WI  53202

Registrant's Investment Adviser and          Wall Street Management Corporation
Underwriter Principal                        230 Park Avenue, Suite 1635,
                                             New York, NY 10169
Registrant's Custodian                       U.S. Bank, N.A.
                                             425 Walnut Street
                                             Cincinnati, OH  54202

Item 29. Management Services Not Discussed in Parts A and B.

         Not applicable.

Item 30. Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 29th day of April, 2002.

                                            THE WALL STREET FUND


                                            By: /s/ Robert P. Morse *
                                                ---------------------
                                                   Robert P. Morse
                                                   President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on April 29, 2002 by the following persons in the capacities indicated.


Signature                           Title


/s/ Robert P. Morse *               President, Director and Chairperson
-----------------------------
Robert P. Morse

/s/ Clifton H.W. Maloney *          Independent Director
-----------------------------
Clifton H.W. Maloney

/s/ Sharon A. Queeney Weintz*       Independent Director
-----------------------------
Sharon A. Queeney

/s/ Harlan K. Ullman, Ph.D.*        Independent Director
-----------------------------
Harlan K. Ullman, Ph.D.

/s/ Edward F. McCann *              Director
-----------------------------
Edward F. McCann

/s/ Michael R. Linburn              Vice President and Secretary
-----------------------------
Michael R. Linburn

/s/ Jian H. Wang *                  Vice President and Treasurer
-----------------------------
Jian H. Wang

/s/ Laurence R. Golding *           Vice President
-----------------------------
Laurence R. Golding

* By     /s/ Robert P. Morse
  ----------------------------------
         Robert P. Morse
         Attorney-in-Fact pursuant to
         Power of Attorney dated September 13, 2001 filed herewith.


EXHIBIT INDEX

      Exhibit                                               Exhibit No.
      -------                                               -----------
      Consent of Independent Public Accountants             EX-99.j.